Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Accounts Receivable, Net (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Guaranteed recovery from insurance (as a percent)	90.00%		90.00%
Remittance, if full amount collected (as a percent)	10.00%		10.00%
Provision for bad debts (as a percent)	10.00%		10.00%
Provision for credit losses net of recoveries	$ 100	$ 100	$ 600	$ 400
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	978	344	344	4
Provision for credit losses	6	$ 36	647	369
Write-offs, net of recoveries			(13)	(29)
Ending balance	$ 944		$ 978	$ 344